Investments in Affiliates and Joint Ventures - Schedule of Carrying Amount of Equity Method Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 507,100	$ 571,782
Golar Partners
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	216,092	271,160
Golar Power
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	257,537	266,151
Avenir
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	28,436	28,710
Others
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 5,035	$ 5,761